Debt - Schedule of Outstanding Debt (Details) - USD ($)		3 Months Ended	12 Months Ended
	Oct. 26, 2016	Mar. 31, 2018	Dec. 31, 2017	Jul. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Principal			$ 1,180,000,000		$ 1,000,000,000
Line of Credit
Debt Instrument [Line Items]
Credit facility			1,000,000,000
Line of Credit | $1 Billion Credit Facility
Debt Instrument [Line Items]
Credit facility		$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000
Senior Notes | 4.00% Senior Notes due 2024
Debt Instrument [Line Items]
Senior notes interest rate (as a percent)			4.00%
Principal			$ 500,000,000		$ 500,000,000
Senior Notes | 4.125% Senior Notes due 2026
Debt Instrument [Line Items]
Senior notes interest rate (as a percent)			4.125%		4.125%
Principal			$ 500,000,000		$ 500,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Principal			$ 180,000,000		0
Revolving Credit Facility | $500 Million Credit Facility
Debt Instrument [Line Items]
Expiration period	364 days
Credit facility	$ 500,000,000	$ 500,000,000
Line of Credit | Revolving Credit Facility | $500 Million Credit Facility
Debt Instrument [Line Items]
Expiration period		364 days	364 days
Credit facility			$ 0		0
Carrying Value
Debt Instrument [Line Items]
Total debt			1,167,352,000		985,732,000
Carrying Value | Senior Notes | 4.00% Senior Notes due 2024
Debt Instrument [Line Items]
Senior Notes outstanding			494,939,000		494,170,000
Carrying Value | Senior Notes | 4.125% Senior Notes due 2026
Debt Instrument [Line Items]
Senior Notes outstanding			492,413,000		491,562,000
Carrying Value | Revolving Credit Facility
Debt Instrument [Line Items]
Facility outstanding			180,000,000		0
Carrying Value | Line of Credit | Revolving Credit Facility | $500 Million Credit Facility
Debt Instrument [Line Items]
Facility outstanding			0		0
Fair Value
Debt Instrument [Line Items]
Total debt			1,186,100,000		981,585,000
Fair Value | Senior Notes | 4.00% Senior Notes due 2024
Debt Instrument [Line Items]
Senior Notes outstanding			504,110,000		493,125,000
Fair Value | Senior Notes | 4.125% Senior Notes due 2026
Debt Instrument [Line Items]
Senior Notes outstanding			501,990,000		488,460,000
Fair Value | Revolving Credit Facility
Debt Instrument [Line Items]
Facility outstanding			180,000,000		0
Fair Value | Line of Credit | Revolving Credit Facility | $500 Million Credit Facility
Debt Instrument [Line Items]
Facility outstanding			$ 0		$ 0